Condensed Parent Company Financial Information (Cash flow) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net income	$ 11,172	$ 21,795	$ 23,018	$ 31,211	$ 52,729	$ 188,900	$ 53,365
Deferred income taxes			(8,347)	39,272	44,160	13,604	(11,393)
Gain on Purchase of Business					0	(68,056)	0
Gain on extinguishment of debt					(4,400)	4,607	0
Other operating activities			(2,778)	2,665	439	935	1,654
Other assets			37,043	3,800	(60,646)	156,902	(29,697)
Accounts payable and accrued liabilities			1,638	6,093	26,672	71,101	(2,215)
Net cash provided by (used in) operating activities			(592,572)	583,382	(696,191)	187,616	(71,585)
Net cash used in investing activities			(1,158,133)	(1,544,740)	(1,158,039)	(625,682)	(916,612)
Proceeds from issuance of common stock			207,514	1,093	1,672	281	64,959
Net cash (used in) provided by financing activities			1,973,956	475,727	979,990	1,584,014	948,548
Net Increase (Decrease) in Cash and Cash Equivalents			223,251	(485,631)	(874,240)	1,145,948	(39,649)
Cash and cash equivalents at beginning of period			294,981	1,169,221	1,169,221	23,273	62,922
Cash and cash equivalents at end of period	518,232	683,590	518,232	683,590	294,981	1,169,221	23,273
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net income					52,729	188,900	53,365
Equity in earnings of subsidiaries					(54,523)	(122,449)	(59,238)
Amortization of gain on interest rate swaps					(51)	666	0
Dividends received from bank subsidiary					8,800	6,800	6,800
Deferred income taxes					13	2,109	0
Gain on Purchase of Business					0	(68,056)	0
Gain on extinguishment of debt					(4,400)	(5,735)	0
Other operating activities					(50)	(11)	(51)
Other assets					(761)	(206)	376
Accounts payable and accrued liabilities					130	(516)	(179)
Due to subsidiaries					99	0	282
Net cash provided by (used in) operating activities					1,986	1,502	1,355
Capital contributions					(2,500)	(1)	(57,000)
Net cash used in investing activities					(2,500)	(1)	(57,000)
Purchase of trust preferred securities					(5,600)	(3,515)	0
Repurchase of common stock					(3,537)	(508)	(1,806)
Proceeds from issuance of common stock					1,672	281	64,959
Dividends paid					(228)	(227)	(225)
Net cash (used in) provided by financing activities					(7,693)	(3,969)	62,928
Net Increase (Decrease) in Cash and Cash Equivalents					(8,207)	(2,468)	7,283
Cash and cash equivalents at beginning of period				12,596	12,596	15,064	7,781
Cash and cash equivalents at end of period					$ 4,389	$ 12,596	$ 15,064